Long-Term Time Deposits and Held-to-Maturiity Investments	12 Months Ended
Dec. 31, 2022
Schedule of Investments [Abstract]
Long-Term Time Deposits and Held-to-Maturiity Investments

5.	LONG-TERM TIME DEPOSITS AND HELD-TO-MATURIITY INVESTMENTS
Long-term time deposits and
held-to-maturity
securities were mainly deposits in commercial banks with maturities of greater than one year and wealth management products issued by commercial banks and other financial institutions for which the Group has the positive intent and ability to hold those securities to maturity with maturities of greater than one year.
During the years ended December 31, 2020, 2021 and 2022, the Group recorded interest income from its long-term held-to-maturity
investments of R
MB118 million, RMB326 million and RMB585 million (US$85 million) in the consolidated statements of comprehensive income, respectively.
Long-term time deposits and
held-to-maturity
investments classification as of December 31, 2021 and 2022 were shown as below:

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Long-term time deposits and held-to-maturity investments	7,914	100	—	8,014

	As of December 31, 2022
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Long-term time deposits and held-to-maturity investments	23,629	170	(111)	23,688	3,434
The following table summarizes the amortized cost of
long-term
time deposits and
held-to-maturity
investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	—	—
Due in 1 year through 2 years	7,914	11,089	1,608
Due in 2 year through 3 years	—	12,240	1,775
Due in 3 year through 5 years	—	300	43

Total	7,914	23,629	3,426